Submission	Jul. 13, 2026
Submission [Line Items]
Central Index Key	0001912847
Registrant Name	United Maritime Corporation
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A